Derivatives and hedge accounting - Cash flow hedge reserve (Details) - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Carrying amounts of hedge items
Balance at the beginning of the year		kr 22,846	[1]	kr 21,575	[1]	kr 20,808
Other comprehensive income, net of tax		291		27		15
Total comprehensive income	[2]	1,974		1,271		1,181
Balance at the end of the year	[1]	24,572		22,846		21,575
Hedge reserve
Carrying amounts of hedge items
Balance at the beginning of the year	[1]	(47)		(97)
Valuation gains and losses		126		122
Tax on valuation gains and losses		(26)		(25)
Transferred to the income statement		(71)		(59)
Tax on transfers to the income statement		15		12
Other comprehensive income, net of tax		44		50		(97)
Total comprehensive income		44		50		(97)
Balance at the end of the year	[1]	(3)		(47)		kr (97)
of which relates to continuing hedges for which hedge accounting is applied		kr (3)		kr (47)

[1]	The entire equity is attributable to the shareholder of the Parent Company.
[2]	The entire profit is attributable to the shareholder of the Parent Company.